Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Annex A – Acquisition (sale) of Consolidated Companies, net
Working capital (except for cash and cash equivalents)	$ (10,988)	$ 14,086	$ 139
Restricted cash	0	(822)	0
Fixed assets	49,831	(18,730)	1,364
Intangible assets	4,024	7,965	41,437
Deferred costs in respect of projects	3,681	2,348	15,741
Deferred taxes	(536)	(6)	0
Investment in investee	105	(98)	0
Right-of-use asset and lease liability, net	0	147	0
Loans from banks and other financial institutions	0	18,588
Loan to investee	(46,350)	(17,391)	(1,719)
Loan from non-controlling interests	(1,167)	1,083	0
Non-controlling interests	(471)	(195)	0
Total consideration which was received (paid), after deducting cash in consolidated companies	(1,871)	$ 6,975	$ 56,962
UNITED STATES
Annex A – Acquisition (sale) of Consolidated Companies, net
Payment for development of project	135,500
Capital Notes Classified As Non Controlling Interests	$ 12,400